SHORT-TERM DEBT (Details 2)	2 Months Ended	12 Months Ended
	Feb. 28, 2014 CNY (¥) agreement	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Sep. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings			¥ 350,000,000				¥ 300,397,309
Restricted cash		$ 31,946,649	¥ 206,944,000				¥ 192,758,072
weighted average interest rate on short-term bank borrowings		3.76%	3.76%				6.58%
Short-term bank borrowings guaranteed by the Founder
Short-term Debt [Line Items]
Principal amount	¥ 50,000,000
Short-term borrowings							¥ 50,000,000
Number of loans entered | agreement	3
Interest rate (as a percent)							6.60%
Short-term bank borrowings guaranteed by the Founder and his spouse
Short-term Debt [Line Items]
Short-term borrowings			¥ 100,000,000				¥ 50,000,000
Short-term bank borrowings guaranteed by the Founder and his spouse | Short-term bank borrowings guaranteed by the Founder and his spouse, interest rate 4.75%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity						¥ 100,000,000
Short-term borrowings			¥ 50,000,000
Interest rate (as a percent)		4.75%	4.75%
Short-term bank borrowings guaranteed by the Founder and his spouse | Short-term bank borrowings guaranteed by the Founder and his spouse, interest rate of 4.35%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity				¥ 50,000,000
Short-term borrowings			¥ 50,000,000
Interest rate (as a percent)		4.35%	4.35%
Short-term bank borrowing guaranteed by the deposit
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity					¥ 400,000,000
Short-term bank borrowing guaranteed by the deposit | Short-term bank borrowing guaranteed by the deposit, interest rate 6.6%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity									¥ 150,000,000
Short-term borrowings							82,000,000
Restricted cash							¥ 88,258,072
Interest rate (as a percent)							6.60%
Short-term bank borrowing guaranteed by the deposit | Short-term bank borrowing guaranteed by the deposit, interest rate 2.885%
Short-term Debt [Line Items]
Short-term borrowings							¥ 100,000,000
Restricted cash							¥ 104,500,000
Interest rate (as a percent)							2.885%
Short-term bank borrowing guaranteed by the deposit | Short-term bank borrowing guaranteed by the deposit, interest rate 2.42%
Short-term Debt [Line Items]
Short-term borrowings			¥ 200,000,000
Restricted cash			¥ 206,944,000
Interest rate (as a percent)		2.42%	2.42%
Short-term bank borrowing guaranteed by the subsidiaries | Short-term bank borrowing guaranteed by the subsidiaries, interest rate 6.6%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity								¥ 43,000,000
Short-term borrowings							¥ 38,397,309
Interest rate (as a percent)							6.60%
Short-term bank borrowings
Short-term Debt [Line Items]
Short-term borrowings			¥ 250,000,000				¥ 250,397,309
Number of loans entered | agreement		3
Short-term bank borrowings | Short-term bank borrowing interest rate 5.936%
Short-term Debt [Line Items]
Principal amount							30,000,000
Short-term borrowings							¥ 30,000,000
Interest rate (as a percent)							5.936%
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876% and 4.611%
Short-term Debt [Line Items]
Short-term borrowings			50,000,000
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876%, one
Short-term Debt [Line Items]
Principal amount			¥ 10,000,000
Interest rate (as a percent)		4.876%	4.876%
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876%, two
Short-term Debt [Line Items]
Principal amount			¥ 10,000,000
Interest rate (as a percent)		4.876%	4.876%
Short-term bank borrowings | Short-term bank borrowing interest rate 4.611%
Short-term Debt [Line Items]
Principal amount			¥ 30,000,000
Interest rate (as a percent)		4.611%	4.611%